BALANCE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details) $ in Millions	12 Months Ended
Mar. 31, 2019 CAD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue that was included in contract liability balance	$ 599.4
Revenue from performance obligations satisfied or partially satisfied in previous periods	22.4
Remaining performance obligations	$ 5,413.7
No later than 1 year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue expected to be recognised	37.00%
Later than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue expected to be recognised	19.00%